JPMorgan Trust I

270 Park Avenue

New York, NY 10017

November 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Research Market Neutral Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, the Registration Statement on Form N-14 (“Registration Statement”) with respect to the reorganization of the JPMorgan Multi-Cap Market Neutral Fund with and into the JPMorgan Research Market Neutral Fund. As discussed with the SEC staff on November 22, 2017, we intend to update the financial statements, and accompanying information, for the JPMorgan Research Market Neutral Fund after they published on about December 31, 2017.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John Fitzgerald

John Fitzgerald
Assistant Secretary